Financial risk management - Sensitivity analysis for financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 537,785	R$ 386,398
Non-derivative financial liabilities, undiscounted cash flows	R$ 575,376
Scenario II
Disclosure of detailed information about financial instruments [line items]
Percentage increase used to perform sensitivity analysis	25.00%
Scenario III
Disclosure of detailed information about financial instruments [line items]
Percentage increase used to perform sensitivity analysis	50.00%
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 210,182	249,981
Loans and financing | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	5.57%
Financial expense	R$ 11,707
Loans and financing | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	6.96%
Financial expense	R$ 14,629
Loans and financing | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	8.36%
Financial expense	R$ 17,571
Installments subject to restatement based on the change of IGPM
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 8,253	7,690
Installments subject to restatement based on the change of IGPM | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	7.32%
Financial expense	R$ 604
Installments subject to restatement based on the change of IGPM | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	9.15%
Financial expense	R$ 755
Installments subject to restatement based on the change of IGPM | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	10.98%
Financial expense	R$ 906
Installments subject to restatement based on the change in the CDI rate
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 284	3,608
Installments subject to restatement based on the change in the CDI rate | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	4.40%
Financial expense	R$ 12
Installments subject to restatement based on the change in the CDI rate | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	5.50%
Financial expense	R$ 16
Installments subject to restatement based on the change in the CDI rate | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	6.60%
Financial expense	R$ 19
Installments indexed to the change in extended consumer price
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 12,666
Installments indexed to the change in extended consumer price | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	4.31%
Financial expense	R$ 546
Installments indexed to the change in extended consumer price | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	5.38%
Financial expense	R$ 681
Installments indexed to the change in extended consumer price | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	6.46%
Financial expense	R$ 818
Napse installments subject to restatement based on exchange-rate change and LIBOR.
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 16,960	R$ 41,951
Napse installments subject to restatement based on exchange-rate change and LIBOR. | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	4.03%
Financial expense	R$ 683
Napse installments subject to restatement based on exchange-rate change and LIBOR. | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	5.04%
Financial expense	R$ 855
Napse installments subject to restatement based on exchange-rate change and LIBOR. | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	6.05%
Financial expense	R$ 1,026